SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Employees and related institutions	$ 6,927	$ 11,663
Operating loss carry-forwards	4,378,800	3,304,604
Operating lease liabilities	24,328	29,615
Share-based compensation	182,212
Others	241,325
Total deferred tax assets	4,833,592	3,345,882
Right-of-use asset	(27,894)	(29,518)
Total deferred tax liabilities	(27,894)	(29,518)
Net deferred tax assets	4,805,698	3,316,364
Valuation allowance	(4,805,698)	(3,316,364)
Deferred tax assets and liabilities